SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(In Millions)

	Balance at	Additions Charged To:				Balance at
	Beginning of Period	Costs and Expenses(1)(2)	Other Accounts	Deductions(3)	Other Items	End of Period
Allowance for doubtful accounts:
Year ended December 31, 2011	$352	$721	$—	$(676)	$—	$397
Year ended December 31, 2010	$369	$730	$—	$(747)	$—	$352
Year ended December 31, 2009	$396	$696	$—	$(723)	$—	$369

Valuation allowance for deferred tax assets
Year ended December 31, 2011	$66	$(5)	$—	$—	$—	$61
Year ended December 31, 2010	$1,127	$(1,061)	$—	$—	$—	$66
Year ended December 31, 2009	$1,265	$(139)	$1	$—	$—	$1,127

(1)   Includes amounts recorded in discontinued operations.

(2)   Before considering recoveries on accounts or notes previously written off.

(3)   Accounts written off.